Financial Instruments - Schedule of Analysis of Foreign Currency Risk From Monetary Assets and Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Financial Instruments [Line Items]
Net financial assets	$ 10,200	$ 8,739
Net financial liabilities	(3,439)	(3,687)
Foreign Currency Risk
Disclosure Of Financial Instruments [Line Items]
Net financial assets	5,064	4,194
Net financial liabilities	(2,283)	(2,407)
Total	2,781	1,787
Foreign Currency Risk | U.S. Dollars
Disclosure Of Financial Instruments [Line Items]
Net financial assets	3,133	2,528
Net financial liabilities	(1,430)	(1,478)
Total	1,703	1,050
Foreign Currency Risk | Euro
Disclosure Of Financial Instruments [Line Items]
Net financial assets	1,146	908
Net financial liabilities	(405)	(454)
Total	741	454
Foreign Currency Risk | United Kingdom Pound Sterling
Disclosure Of Financial Instruments [Line Items]
Net financial assets	258	221
Net financial liabilities	(85)	(90)
Total	173	131
Foreign Currency Risk | Australian Dollars
Disclosure Of Financial Instruments [Line Items]
Net financial assets	177	220
Net financial liabilities	(97)	(116)
Total	80	104
Foreign Currency Risk | Other Currencies
Disclosure Of Financial Instruments [Line Items]
Net financial assets	350	317
Net financial liabilities	(266)	(269)
Total	$ 84	$ 48